Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2018	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted to employees	$ 15.62	$ 3.50	$ 14.65	$ 3.64	$ 6.23	$ 2.08
Expected term			10 years
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Unrecognized compensation expense	$ 34,000		$ 34,000		$ 18,214
Unrecognized compensation cost to be recognized over weighted average period			3 years 2 months 19 days		3 years 6 months
Estimated fair value common stock					$ 8.59
Stock-based compensation expense	$ 3,059	$ 137	$ 4,985	$ 222	$ 1,147	$ 344
Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 115	$ 46
2019 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares available for issuance	3,404,401		3,404,401
2019 Equity Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period			10 years
2019 Equity Incentive Plan | After 2nd year | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period			3 months
2019 Equity Incentive Plan | After 2nd year | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period			1 month
2019 Equity Incentive Plan | Employees and non - employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			Subsequent option grants to employees and grants to non-employees typically vest monthly over a four-year period. The majority of options outstanding at June 30, 2019, had vesting periods of four years.
Options vesting period			4 years
2019 Equity Incentive Plan | Employees | After 2nd year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period			3 years
2019 Equity Incentive Plan | Employees | After one year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			Initial option grants to employees typically vest 25% after one year and monthly thereafter over a three-year period and expire between one and three months after employee termination.
Exercise price of options as percentage			25.00%
2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares available for issuance						1,558,442	5,500,788	389,610
2013 Equity Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period					10 years
2013 Equity Incentive Plan | After 2nd year | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period					6 months
2013 Equity Incentive Plan | After 2nd year | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period					1 month
2013 Equity Incentive Plan | Employees | After 2nd year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period					3 years
2013 Equity Incentive Plan | Employees | After one year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					Initial option grants to employees typically vest 25% after one year and monthly thereafter over a three-year period and expire between one and six months after employee termination.
Exercise price of options as percentage					25.00%
2013 Equity Incentive Plan | Employees and non - employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					Subsequent option grants to employees and grants to non-employees typically vest monthly over a four-year period. The majority of options outstanding at December 31, 2018 had vesting periods of four years.
Options vesting period					4 years